DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Jun. 30, 2012
Entity Registrant Name	Blue Wolf Mongolia Holdings Corp.
Entity Central Index Key	0001517526
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	mngl
Entity Common Stock, Shares Outstanding	10,062,500
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes